Segmented information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable	$ 135,497	$ 287,155
Customer One [Member]
Sales	48.00%	39.00%	0.00%
Accounts Receivable	0	0
Customer Two [Member]
Sales	15.00%	12.00%	0.00%
Accounts Receivable	85,650	15,884
Customer Three [Member]
Sales	15.00%	0.00%	0.00%
Accounts Receivable	0	0
Customer Four [Member]
Sales	0.00%	31.00%	0.00%
Accounts Receivable	30,000	254,125
Customer Five [Member]
Sales	0.00%	0.00%	76.00%
Accounts Receivable	0	0
Customer Six [Member]
Sales	0.00%	0.00%	21.00%
Accounts Receivable	$ 0	$ 0